Trade and other payables - Summary of Trade and Other Liabilities (Detail) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade payables	€ 4,859,249	€ 4,562,900
Total Trade And Other Payables	€ 4,859,249	€ 4,562,900